Trade and Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Finance Receivables
Finance receivables were as follows:

	December 31,
	2013		2012
(In thousands)	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing
Gross receivable	$35,761	$27,127	$41,008	$30,523
Reserve	(32,877)	—	(36,854)	—
Net receivable	$2,884	$27,127	$4,154	$30,523

Current portion, net	$2,884	$3,990	$4,154	$3,691
Long-term portion, net	—	23,137	—	26,832
Net receivable	$2,884	$27,127	$4,154	$30,523

Activity in the Finance Receivable Reserve
Activity in the finance receivable reserve is as follows:

(In thousands)	2013	2012
Reserve at beginning of year	$36,854	$37,519
Charged to costs and expenses	61	933
Recoveries	(1,128)	(1,597)
Write-offs	(2,910)	—
Foreign exchange and other	—	(1)
Reserve at end of year	$32,877	$36,854